COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Guarantees
Potential Exposure	CAD 507	CAD 980
Carrying Value	16	82
Sur de Texas
Guarantees
Potential Exposure	315	805
Carrying Value	2	53
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	1	1
Other jointly owned entities
Guarantees
Potential Exposure	104	87
Carrying Value	CAD 13	CAD 28